Other operating items (Tables)	12 Months Ended
Dec. 31, 2019
Other Operating Income (Loss) [Abstract]
Other operating items
Other operating items consist of the following:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Impairment of long lived assets (i)	—	—	(414)	(696)
Loss on disposals (ii)	—	—	—	(245)
Other operating income (iii)	39	21	7	27
Total other operating items	39	21	(407)	(914)

Schedule of disposals
There was a loss on disposal for the year ended December 31, 2017 (Predecessor) which comprised the following:

(In $ millions)	Net proceeds/recoverable amount	Book value on disposal	Loss
Sale of West Triton	75	109	(34)
Sale of West Mischief	75	146	(71)
Sale of West Resolute	75	136	(61)
Disposal of Sevan Developer contract	—	75	(75)
Sale of West Rigel	126	128	(2)
Other	—	2	(2)
Total for year ended December 31, 2017 (Predecessor)	351	596	(245)

Other operating income

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Loss of hire insurance settlement (a)	10	—	—	—
Receipt of overdue receivable (b)	26	21	—	—
Contingent consideration (c)	—	—	7	27
Settlement with shipyard	3	—	—	—
Total other operating income	39	21	7	27
a) Loss of hire insurance settlement
Settlement of a claim on our loss of hire insurance policy following an incident on the Sevan Louisiana.
b) Receipt of overdue receivable
Receipt of overdue receivables which had not been recognized as an asset as part of fresh start accounting.
c) Contingent consideration
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